ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	NOTE 5 - ACCOUNTS RECEIVABLE
	December 31,
	2013	2012
	U.S. $ in thousands

Government institutions	60	108
Grants receivable from the CSO	850	634
	910	742